Contingent liabilities and financial commitments - Schedule of Total Future Minimum Lease Payments under Non-cancellable Operating Leases (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Finance Lease And Operating Lease By Lessee1 [Line Items]
Total future minimum payments under non-cancellable service contracts	£ 90	£ 93
Property, plant and equipment
Disclosure Of Finance Lease And Operating Lease By Lessee1 [Line Items]
Lease commitments for short-term leases for which recognition exemption has been used	1	2
Property
Disclosure Of Finance Lease And Operating Lease By Lessee1 [Line Items]
Lease commitments for short-term leases for which recognition exemption has been used	7	10
Within one year
Disclosure Of Finance Lease And Operating Lease By Lessee1 [Line Items]
Total future minimum payments under non-cancellable service contracts	72	63
Between one and five years
Disclosure Of Finance Lease And Operating Lease By Lessee1 [Line Items]
Total future minimum payments under non-cancellable service contracts	£ 18	£ 30